January 2, 2008

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

Re:	Consulting Group Capital Markets Funds (the “Fund”)

SEC File Nos. 33-40823 and 811-06318

Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendments Nos. 50 to the Registration Statement of the Trust, which were filed electronically with the U.S. Securities and Exchange Commission on December 28, 2007.

Please contact Amy Morris (of Brown Brothers Harriman & Co., the Trust’s administrator) at 617-772-1490 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Paul F. Gallagher
Paul F. Gallagher
Secretary

cc:	Steven Hartstein (via email)

Dominic Maurillo (via email)

Burton Leibert, Esq. (via email)